Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated July 1, 2014 to the

Statutory Prospectus for Institutional Class and Class A, Class C, Class D and Class P Shares of

Allianz Funds Multi-Strategy Trust,

Dated April 1, 2014 (as supplemented thereafter)

Disclosure Relating to AllianzGI Structured Alpha Fund (renamed AllianzGI Structured Return Fund)

The name of the AllianzGI Structured Alpha Fund (the “Fund”) is hereby changed to the “AllianzGI Structured Return Fund” and all references to the Fund are hereby changed to “AllianzGI Structured Return Fund.” In connection with this change, changes to the Fund’s investment objective, principal investment strategies, management fee and operating expenses will also take effect immediately, as described in greater detail below.

The disclosure in the subsections entitled “Investment Objective” within the Fund Summary relating to the Fund and within the “Principal Investments and Strategies of Each Fund– AllianzGI Structured Return Fund” section of the Prospectus, is hereby deleted and replaced in its entirety with the following:

The Fund seeks long-term capital appreciation.

The disclosure in the subsections entitled “Principal Investment Strategies” within the Fund Summary relating to the Fund and within the “Principal Investments and Strategies of Each Fund– AllianzGI Structured Return Fund” section of the Prospectus, is hereby deleted and replaced in its entirety with the following:

In pursuing its investment objective of long-term capital appreciation, the Fund combines long equity exposure with an in-the-money short call overlay strategy. Effective July 1, 2014, the Fund changed its name from “AllianzGI Structured Alpha Fund” to “AllianzGI Structured Return Fund” in connection with changes to the Fund’s investment objective, principal investment strategies, management fee and operating expenses.

To achieve its long equity exposure, the Fund expects to invest typically in stocks of substantially all of the companies included in the S&P 500 Index, which may include real estate investment trusts (REITs) and seeks to replicate approximately the relative weighting of the stocks in the S&P 500 Index. To the extent the portfolio managers identify efficiencies in achieving exposure to the desired stocks through other instruments, the Fund may complement its direct stock positions with temporary or medium-term investments in stock index futures, exchange traded funds (ETFs) and other derivative instruments.

Under normal market and other conditions, in addition to the stock portfolio described above, the Fund will employ a strategy of writing (selling) exchange-traded call options or FLEX call options (i.e. listed options that are traded on an exchange, but with customized strike prices and expiration dates) on the S&P 500 Index that are at a strike price below the current market price, typically with an aggregate notional value roughly equal to the full value of the Fund’s stock portfolio. Additionally, under certain circumstances, the portfolio managers may utilize long calls and short or long put or call spreads of exchange-traded or FLEX options to enhance the portfolio’s return. Option spreads are generally the purchase and sale of options on the same underlying security, index or instrument but with different strike prices or expiration dates. At maturity, an index option has a value based on a contractual obligation that is equal to its intrinsic value. It is the Fund’s intention to normally hold spread positions with different capped returns and maturities to expiration. All options are expected to be held to expiration unless market conditions or redemptions make earlier closeout appropriate or necessary.

Within the Fund Summary relating to the Fund, the Annual Fund Operating Expenses table in the subsection entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	0.60%	0.25%	4.49%	5.34%	(4.19)%	1.15%
Class C	0.60	1.00	3.31	4.91	(3.01)	1.90
Institutional	0.60	None	3.04	3.64	(2.74)	0.90
Class P	0.60	None	3.37	3.97	(2.97)	1.00
Class D	0.60	0.25	3.44	4.29	(3.14)	1.15

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to waive, through July 31, 2015, its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.15% for Class A shares, 1.90% for Class C shares, 0.90% for Institutional Class shares, 1.00% for Class P shares and 1.15% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit. The Expense Limitation Agreement is terminable by the Trust upon 90 days’ prior written notice to the Manager or at any time by mutual agreement of the parties.

Within the Fund Summary relating to the Fund, the table in the subsection entitled “Fees and Expenses of the Fund - Examples” is hereby replaced with the following:

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$661	$1,705	$2,743	$5,306	$661	$1,705	$2,743	$5,306
Class C	293	1,206	2,221	4,767	193	1,206	2,221	4,767
Institutional	92	860	1,649	3,718	92	860	1,649	3,718
Class P	102	936	1,788	3,995	102	936	1,788	3,995
Class D	117	1,015	1,925	4,257	117	1,015	1,925	4,257

Within the Underlying Funds section of the Prospectus the description under the column entitled “Investment Objective” is hereby updated to reflect the changes to the investment objective of the Fund.

Disclosure Relating to AllianzGI Short Duration High Income Fund

Within the Fund Summary relating to the AllianzGI Short Duration High Income Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby revised to remove all references to Eric Scholl as a portfolio manager of the AllianzGI Short Duration High Income Fund to reflect that Douglas G. Forsyth, James Dudnick and Steven Gish are the portfolio managers.

The information relating to the AllianzGI Short Duration High Income Fund contained in the table under “Management of the Funds — Sub-Advisers — AllianzGI U.S.” is hereby revised to remove all references to Eric Scholl as a portfolio manager of the AllianzGI Short Duration High Income Fund to reflect that Douglas G. Forsyth, James Dudnick and Steven Gish are the portfolio managers.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated July 1, 2014 to the

Statement of Additional Information

Dated April 1, 2014 (as supplemented thereafter)

Disclosure Relating to AllianzGI Structured Alpha Fund (renamed AllianzGI Structured Return Fund)

The name of the AllianzGI Structured Alpha Fund (the “Fund”) is hereby changed to the “AllianzGI Structured Return Fund” and all references to the Fund are hereby changed to “AllianzGI Structured Return Fund”. In connection with this change, changes to the Fund’s investment objective, principal investment strategies, management fee and fund operating expenses will also take effect immediately.

All references to the Fund’s management fee in the Statement of Additional Information are hereby revised to reflect the new 0.60% management fee.

All references to the fee paid to the Fund’s Sub-Adviser in the Statement of Additional Information are hereby revised to reflect the new sub-advisory fee of 0.40%.

Disclosure Relating to AllianzGI Short Duration High Income Fund

The subsection captioned “AllianzGI U.S.” in the section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is hereby revised to remove all references to Eric Scholl as a portfolio manager of AllianzGI Short Duration High Income Fund.

Please retain this Supplement for future reference.